Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance for accounts receivable	$ 1,095,000	$ 636,000	$ 315,000	$ 0
Class A Common Shares [Member]
Shareholders' Equity
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	560,000,000	560,000,000
Common shares, shares issued	136,120,102	55,953,690
Common shares, shares outstanding	136,120,102	55,953,690
Class B Common Shares [Member]
Shareholders' Equity
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	240,000,000	240,000,000
Common shares, shares issued	105,152,531	160,664,773
Common shares, shares outstanding	105,152,531	160,664,773
Parent Company [Member]
Current assets:
Allowance for accounts receivable	$ 517,000	$ 248,000
Parent Company [Member] | Class A Common Shares [Member]
Shareholders' Equity
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	560,000,000	560,000,000
Common shares, shares issued	136,120,102	55,953,690
Common shares, shares outstanding	136,120,102	55,953,690
Parent Company [Member] | Class B Common Shares [Member]
Shareholders' Equity
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	240,000,000	240,000,000
Common shares, shares issued	105,152,531	160,664,773
Common shares, shares outstanding	105,152,531	160,664,773